                                                      Registration No. 2-65245
                                                             File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 42                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 44                                                           [X]

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                        CENTENNIAL MONEY MARKET TRUST
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              (Exact Name of Registrant as Specified in Charter)

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            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

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                                1.303.768.3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street -11th Floor, New York, New
                               York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[X]   On October 24, 2008 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

                        Centennial Money Market Trust
                   Supplement dated October 24, 2008 to the
                      Prospectus dated October 24, 2008

This supplement amends the Prospectus of Centennial Money Market Trust (the
"Trust") dated October 24, 2008 by adding the following:

The Trust's Board of Trustees has elected for the Trust to participate in the
Temporary Guarantee Program for Money Market Funds (the "Program")
established by the U.S. Treasury Department. The Treasury Department has
accepted the Trust's application to participate in the Program and has entered into a Guarantee Agreement with the Trust dated as of September 19,
2008.

Under the Program, shareholders of the Trust as of the close of business on
September 19, 2008, may be guaranteed against loss in the event that the
Trust's net asset value falls below $0.995 per share.  The Program applies only to shareholders of record as of the close of business on September 19,
2008. The number of shares covered by the Program will be the lesser of (a)
the number of shares of the Trust owned by the shareholder on September 19,
2008 or (b) the number of shares owned by the shareholder on the date the
Trust's net asset value falls below $0.995. If the number of shares of the
Trust you hold after September 19, 2008, fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008, will not be covered.

To be entitled to payments under the Program, an investor must have held shares of the Trust on September 19, 2008, and, if the Trust's net asset value per share were to fall below $0.995 per share during the time period covered by the Program, on that date as well. In addition, the Trust's Board of Trustees must take prompt action to liquidate the Trust and the Trust must comply with other requirements of the Program. Upon liquidation of the Trust, a covered shareholder would receive the liquidation value per share of the
Trust and thereafter would receive a payment for each covered share equal to the shortfall between the liquidation proceeds and $1.00 per share. Guarantee payments to all participants in the Program will not exceed the amount available in the U.S. Government's Exchange Stabilization Fund at the time of such payments. As of the date of this supplement, the Exchange Stabilization
Fund is valued at approximately $50 billion, and there is no commitment by the government to increase that amount if it is depleted by claims.

The Program will exist for an initial three month term from September 19,
2008, through December 18, 2008, and will apply only to claims arising during that period. Following the initial three month term, the Treasury Secretary has the option to renew the Program up to the close of business on September
18, 2009. The Program cannot be extended beyond September 18, 2009. The Trust has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Trust's net assets as of the close of business on
September 19, 2008.  Participation in any extension of the Program would require payment of an additional fee. There is no guarantee that the Treasury
Department will extend the Program. If the Program is extended, the Board of the Trust will consider whether the Trust should continue to participate. The
Trust may or may not elect to participate, or be eligible to participate, in any extension of the Program.

Further information about the Program can be obtained at the web site of the
Treasury Department at www.ustreas.gov.

October 24, 2008                                      PS0150.023

Centennial Money Market Trust

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Prospectus dated October 24, 2008

                                         Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
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CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial
                  Money Market Trust, Centennial Tax Exempt Trust and
                  Centennial Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5-
and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/08 through 9/30/08 the cumulative total return (not annualized) was 1.84%.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 1.54% (4th Q `00) and the lowest return (not annualized) for a calendar quarter was 0.11% (1st & 2nd Q'04).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years

2007

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                                      ---------------              --------------

Centennial Money Market Trust         4.80%          2.71%         3.43%
(inception 9/8/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more
closely reflects the Trust's current earnings.   To obtain the Trust's
current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the
Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2008.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.34%

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 Distribution and/or Service (12b-1) Fees     0.20%

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 Other Expenses                               0.17%

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 Total Annual Operating Expenses (1)          0.71%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Trust pays.
The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.
That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2008, the transfer agent fees did not exceed the expense limitation described above.

1. As of January 31, 2008, A.G. Edwards, a division of Wachovia Securities,
LLC ("Edwards"), a broker-dealer, held 21,955,844,499.21 shares of the Trust, representing approximately 98.47% of the issued and outstanding shares of the
Trust on that date, for the benefit of its clients' accounts. As a result of its consolidation with Wachovia Securities, LLC, Edwards has redeemed shares of the Trust held for the benefit of certain of its clients' accounts in a series of redemptions that occurred in stages over the course of 2008, representing approximately 89.23% of the shares of the Trust (measured as of
January 31, 2008). Edwards has advised the Manager that it intends to redeem the remaining shares of the Trust held for the benefit of its clients'
accounts on or about February13, 2009.  As a result of these redemptions, the
Trust's net assets are expected to decline substantially. It is possible that, as a result of those redemptions, the Trust's Total Annual Operating
Expenses, measured as a percent of average daily net assets, may increase in the current and future fiscal periods over the rate of 0.71% incurred in the
Trust's fiscal year ended June 30, 2008, although the occurrence or amount of such possible increase cannot be predicted with certainty at this time.
Therefore, in connection with the anticipated redemption by Edwards of those shares in 2009, the Board of Trustees of the Trust is expected to consider whether to take action to liquidate the Trust or combine its remaining assets into another fund (subject in either case to the approval of shareholders of the Trust).

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the
Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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  1 year            3 years           5 years          10 years
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  $73               $228              $396             $886

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In evaluating the Fund's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets or issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer other types of investment benefits to individuals without incurring the expense and inconvenience of buying and selling individual securities on your own. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Fund's overall expenses, which are indirectly borne by all of the Fund's shareholders.

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 ("Investment
Company Act").  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the
Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the
      Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government
      National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Association (Fannie
      Mae).  Others may be supported only by the credit of the
      instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy direct bank obligations, time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What Standards Apply to the
      Trust's Investments?" below for more details.

o     Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank or guarantor must meet credit criteria set by the Board.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

Fixed Income Market Risks. Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the United States,
Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans.
These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
      adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the
Manager believes present minimal credit risk at the time of purchase.
"High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment),
      or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S.
      government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board
      of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The
      Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
      (currently 397 days), it can be purchased if it has a demand feature.
      That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule
      2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.
      These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality, and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust. Therefore, an investment in the
Trust may be riskier than an investment in other types of money market funds.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
      Difficulty in selling a security may result in a loss to the Trust or additional costs.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust also discloses its portfolio holdings in its Statement of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the
      Trust's Statement of Additional Information.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the
Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The
Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager, however such policies and procedures may also limit the Fund's investment activities and affect its performance.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial
Tax Exempt Trust and Centennial Government Trust.  Each is referred to as a
"Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment adviser for the Trusts is the Manager, Centennial
Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds,
Inc.  The Manager chooses each of the Trusts' investments and handles its day-to-day business. The Manager carries out its duties, subject to certain policies established by the Trusts' Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1978.  The Manager and its parent company and controlled affiliates managed more than $195 billion in assets as of September 30, 2008, including other Oppenheimer and
Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial, Colorado 80112.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next
      $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.  The Trust's management fees for its fiscal year ended June 30, 2008, were 0.34% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next
      $250 million, and 0.350% of net assets in excess of $1.5 billion.  The
      Trust's management fees for its fiscal year ended June 30, 2008 were
      0.46% of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next
      $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the
      Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fees for its fiscal year ended June 30, 2008, were 0.41% of the Trust's average annual net assets.

      A discussion of the matters considered by the Trusts' Independent
      Trustees, in approving the Trusts' Investment Advisory Agreements, is included in each Trust's semi-annual report to shareholders for the period ended December 31, 2007.

Portfolio Manager. Each Trust's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the Trusts'
      investments.  She is an officer and a portfolio manager of each Trust.
      Ms. Wolf has had the responsibility of portfolio manager since November
      1988 for Centennial Government Trust, October 1990 for Centennial Money
      Market Trust and June 2008 for Centennial Tax Exempt Trust.  She has
      been a Vice President of the Manager since August 2004 and a Senior
      Vice President of OppenheimerFunds, Inc. since September 2000. Ms. Wolf is an officer and portfolio manager of other funds for which the
      Manager or an affiliate serves as investment adviser.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor (Centennial Asset Management Corporation) or the Sub-Distributor
(OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.
Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the Trusts is traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as
$25.  The minimum investment requirements do not apply to reinvesting distributions from a Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption
      Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trusts' Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's
      Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the
      Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of a Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a
      Trust through any broker/dealer that has a selling agreement with the
      Distributor or Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names, or who purchase shares through a broker/dealer and hold shares in their own names are referred to as "direct shareholders" in this prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The
      Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times.
      Broker/dealers whose clients participate in Automatic Purchase and
      Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the
      Trusts' custodian bank will receive payment for those shares in Federal
      Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the
      Trusts' custodian bank will receive payment for those shares in Federal
      Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and
      4:00 p.m. on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 4:00 p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O.
Box 5143, Denver, Colorado 80217.  Payment must be made by check or by
Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the selected
Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a
      Trust by check. Send your check, payable to "OppenheimerFunds
      Distributor, Inc.," along with your application and other documents to the address listed above.  Your check must be payable in U.S. dollars and drawn on a U.S. bank.  Distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at
      1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the Federal
      Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the
      Trusts' Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment
      Plan Application and the Statement of Additional Information. The
      minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of a Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to
      0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The
Manager, the Distributor and the Sub-Distributor in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's and/or the Sub-Distributor's
own resources, including from the profits derived from the advisory fees the
Manager receives from the Trusts. These cash payments, which may be substantial, are paid to many firms having business relationships with the
Manager, the Distributor and the Sub-Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trusts to these financial intermediaries.
These payments by the Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called
"Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trusts.

     "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trusts, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Trusts' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trusts and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
Trusts or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's or the
Sub-Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trusts for preferred status with the intermediary receiving the payment or provide representatives of the Distributor or the
Sub-Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
Additionally, as firm support, the Manager, the Distributor or the
Sub-Distributor may reimburse expenses related to educational seminars and
"due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA),
formerly known as the NASD) designed to increase sales representatives'
awareness about the Trusts and Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Trusts or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of a Trust's shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of the Trusts or Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor or the Sub-Distributor to provide educational and training support for the intermediary's sales personnel relating to the Trusts or the Oppenheimer funds, the availability of the Trusts or the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager, the Distributor or the
Sub-Distributor's relationship with the intermediary. The Manager, the
Distributor and the Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager, the Distributor or the Sub-Distributor sell more shares of the
Trusts or the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager, the Distributor, and the Sub-Distributor
benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor and the
Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager, the Distributor or the Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager, the Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money
      Market Trust or Centennial Government Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
o     Individual Retirement Accounts (IRAs).  These include regular IRAs,
      Roth IRAs, SIMPLE IRAs, and rollover IRAs.
o     SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trusts or their Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by
Federal Funds wire, as described below in "Sending Redemption Proceeds by
Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a
Trust's checkwriting privilege, or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the
      Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
   o  Your name,
   o  The Trust's name,
   o  Your account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

                                         ----------------------------------------
  ------------------------------------------------------------------------------

     ------------------------------------------------------- Send courier or express mail
     Use the following address for                           requests to:
     ------------------------------------------------------- Shareholder Services, Inc.
     regular mail:                                           12100 East Iliff Avenue, Suite 300
     Shareholder Services, Inc.                              Aurora, Colorado 80014
     P.O. Box 5143
     Denver, Colorado 80217-5143

                                         ----------------------------------------

---------------------------------------------------------------------------------

                                         ----------------------------------------
------------------------------------------------------------------------------
How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate or in certain retirement accounts by telephone.
------------------------------------------------------------------------------
      To redeem shares through a service representative, call
      1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.
      If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer
      Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their
Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the
Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trusts'
      custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checkwriting privileges are not available for shares that are held in a retirement account.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trusts to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
o     Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial
Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an
Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust,
Centennial California Tax Exempt Trust and Centennial New York Tax Exempt
Trust (referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Trust is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can
obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of a Trust. Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.  Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of the Trusts' shares may interfere with the Manager's ability to manage the Trusts' investments efficiently, increase the Trusts' transaction and administrative costs and/or affect the Trusts' performance, depending on various factors, such as the size of the Trusts, the nature of its investments, the amount of the Trusts assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trusts might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trusts' brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trusts' Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trusts and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trusts may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Trusts through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trusts, the Distributor, the Manager and the Transfer Agent
encourage financial intermediaries to apply the Trusts' policies to their customers who invest indirectly in the Trusts, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the omnibus or street name accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or (b)
omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the
Trusts that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trusts' Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the selected Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked"
      from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account.
      For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth
      $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder"
      is one whose account is registered on a Trust's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

The offering of shares of a Trust may be suspended during any period in which a Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the
      Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The
      Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the
      Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the
      Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Trusts your correct, certified Social
      Security Number or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the
      Trusts through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase
      and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your
Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial
      Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Trust will send you and the Internal Revenue Service a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Each Trust intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify.  Each
Trust qualified during its last fiscal year.  The Trusts, as regulated investment companies, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain
      "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year your Trust will send you and the Internal Revenue
Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

If you are neither a lawful permanent resident nor a citizen of the United
States, or if you are a foreign entity, the Trust's ordinary income dividends
(which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Dependent upon Congressional action, for the Trust's taxable year beginning June 1, 2008, certain distributions that are designated by the Trust as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Trust's distributions are derived from dividends, they will not be eligible for this exemption.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a
      Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte
& Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2008             2007             2006             2005             2004
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .04 1            .05 1            .04 1            .02 1            .01
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.04)            (.05)            (.04)            (.02)            (.01)
Distributions from net realized gain                    -- 2             -- 2             --               --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.04)            (.05)            (.04)            (.02)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        3.79%            4.80%            3.70%            1.59%            0.61%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)           $  5,438         $ 21,685         $ 22,424         $ 20,307         $ 21,191
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $ 20,415         $ 24,003         $ 21,527         $ 20,966         $ 22,509
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.83%            4.71%            3.62%            1.57%            0.61%
Total expenses                                        0.71%            0.66%            0.67%            0.68%            0.67%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 0.71%            0.66%            0.67%            0.68%            0.51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                         You can request these documents by
                                         e-mail or through the OppenheimerFunds
                                         website.  You may also read or
                                         download certain documents on the
                                         OppenheimerFunds website at:
                                         www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Trust are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are
distributed by:
The Trust's SEC File No.: 811-02945          Centennial Asset Management
Corporation

PR0150.001.1008
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in prospectus of Centennial Money Market
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         5.09%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         1.37%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.89%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/05                         2.66%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/06                         4.50%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/07                         4.80%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated October 24, 2008

      This Statement of Additional Information  is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 24, 2008.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
     Disclosure of Portfolio Holdings.........................................
How the Trust is Managed......................................................
     Organization and History.................................................
      Board of Trustees and Oversight Committees..............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Payments to Trust Intermediaries..............................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1

  ------------------------------------------------------------------------------
  ABOUT THE TRUST
  ------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity.  The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the Securities and
Exchange Commission ("SEC").  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.
Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  The Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  The Trust also cannot invest more than 1% of its total assets or $1 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the
"special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the
Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit
its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The
Trust's purchases of demand features are subject to the provisions of Rule
2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus.  The Trust will buy bank obligations only from a domestic bank with total assets of at least $2 billion or from a foreign bank with total assets of at least $30 billion.  These asset requirements apply only at the time the obligations are acquired.  However, at times the Trust's investments in certificates of deposit might be substantial.

      In addition, the Trust may invest in certificates of deposit of
$100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal
Deposit Insurance Corporation.  At no time will the Trust hold more than one certificate of deposit from any such bank.

      Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation.  While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks.  For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations.

U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association, General Services Administration, Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States.  Some, such as securities issued by the Federal National
Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are
supported only by the credit of the instrumentality and not by the Treasury.
If the securities are not backed by the full faith and credit of the United
States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.  The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Other Investment Strategies

      |X|   Asset-Backed Securities.  These securities, issued by trusts and special purpose corporations, are backed by pools of assets.  They pass through the payments on the underlying obligations to the security holders
(less servicing fees paid to the originator or fees for any credit enhancement).  The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.  If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets.  As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment
Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the SEC, the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees and the Manager, the
Manager determines the liquidity of certain of the Trust's investments.
Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

|X|   Loans of Portfolio Securities.  To attempt to increase its income, the
Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below.  The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under
Rule 2a-7.  The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which
are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.
Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of
Trustees.

      The Trust will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Trust or its Manager.  The terms of the
Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

|X|   Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate.  The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities).

o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

o     The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or (iii) lend its securities as described in this
         Statement of Additional Information.

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

o     The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.

o     The Trust cannot purchase securities on margin or make short sales of securities.

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

o     The Trust cannot underwrite securities of other companies.

o     The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

      The Trust cannot invest in any debt instrument having a remaining maturity in excess of the maturity limitation in Rule 2a-7 of the Investment
Company Act, as it may be amended from time to time, or any other applicable rule, unless it is a debt instrument that is (1) subject to a repurchase agreement, (2) called for redemption, or (3) purchased subject to a demand feature such that the security is due and payable within the remaining maturity limitation in Rule 2a-7.

o     The Trust cannot concentrate investments in any particular industry.
      Therefore the Trust will not purchase the securities of issuers in any one industry if as a result of that purchase 25% or more of the value of the Trust's total assets would consist of securities of issuers in that industry. The Trust's investments in U.S. government securities and bank obligations located in the United States (other than obligations of foreign branches of domestic banks and obligations issued or guaranteed by foreign banks) are not subject to this limitation.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted classifications of industries and groups or related industries. These classifications are not fundamental policies.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q.
      Those documents are publicly available at the SEC.

      Until publicly disclosed the Trust's portfolio holdings are proprietary, confidential business information.  While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Trust's Board, or as an employee, officer and/or director of the Manager, Distributor,
Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Sub-Distributor, Distributor and
            Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Trust's regular pricing services).

    Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Trust, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the
    Trust. Any third party receiving such information must first sign the
    Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by  the Trust are not priced by the Trust's regular pricing services)
o     Dealers to obtain price quotations where the Trust is not identified as the owner

    Portfolio holdings information (which may include information on the
    Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, Sub-Distributor or Transfer Agent, in
    the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Trust may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

         Portfolio  managers  and  analysts  may,  subject  to  the  Manager's policies on communications with the press and other media,  discuss portfolio information in interviews  with members of the media,  or in due diligence or similar  meetings with clients or  prospective  purchasers of Trust shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio. In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      Any permitted release of non-public portfolio holdings information must be in accordance with the Trust's then-current policy on approved methods for communicating confidential information, including but not limited to the
 Trust's policy as to use of secure e-mail technology.

      The Chief Compliance Officer of the Trust and the Manager,
 Sub-Distributor, Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Sub-Distributor, Distributor, Transfer Agent,
 and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedure.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities               Fixed Income Securities  Nomura Securities
ABN AMRO                     Fortis Securities        Oppenheimer & Co.
AG Edwards                   Fox-Pitt, Kelton         Oscar Gruss
Allen & Co                   Friedman, Billing,       OTA
                             Ramsey
American Technology Research Gabelli                  Pacific Crest Securities
Auerbach Grayson             Garp Research            Piper Jaffray Inc.
Avondale                     Gartner                  Portales Partners
Banc of America Securities   George K Baum & Co.      Punk Ziegel & Co
Barra                        Goldman Sachs            Raymond James
BB&T                         Howard Weil              RBC
Bear Stearns                 HSBC                     Reuters
Belle Haven                  ISI Group                RiskMetrics/ISS
Bloomberg                    ITG                      Robert W. Baird
BMO Capital Markets          Janco                    Roosevelt & Cross
BNP Paribas                  Janney Montgomery        Russell
Brean Murray                 Jefferies                Sandler O'Neil
Brown Brothers               JMP Securities           Sanford C. Bernstein
Buckingham Research Group    JNK Securities           Scotia Capital Markets
Canaccord Adams              Johnson Rice & Co        Sidoti
Caris & Co.                  JP Morgan Securities     Simmons
CIBC World Markets           Kaufman Brothers         Sander Morris Harris
Citigroup Global Markets     Keefe, Bruyette & Woods  Societe Generale
CJS Securities               Keijser Securities       Soleil Securities Group
Cleveland Research           Kempen & Co. USA Inc.    Standard & Poors
Cogent                       Kepler Equities/Julius   Stanford Group
                             Baer Sec
Collins Stewart              KeyBanc Capital Markets  State Street Bank
Cowen & Company              Lazard Freres & Co       Stephens, Inc.
Craig-Hallum Capital Group   Leerink Swan             Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Lehman Brothers          Stone & Youngberg
N.A. Inc.
Credit Suisse                Loop Capital Markets     Strategas Research
Data Communique              Louise Yamada Tech       Sungard
                             Research
Daiwa Securities             MainFirst Bank AG        Suntrust Robinson
                                                      Humphrey
Davy                         Makinson Cowell US Ltd   SWS Group
Deutsche Bank Securities     McAdmas Wright           Think Equity Partners
Dougherty Markets            Merrill Lynch            Thomas Weisel Partners
Dowling                      Miller Tabak             Thomson Financial
Empirical Research           Mizuho Securities        UBS
Enskilda Securities          Moodys Research          Virtusa Corporation
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Trust into additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in the  Trust.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The class of shares currently offered by the Prospectus and this
Statement of Additional Information has no special name designation but is deemed to be the equivalent of Class A shares for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares of the Trust are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders,  but may  hold  shareholder  meetings  from  time to time on important  matters or when required to do so by the Investment  Company Act or
other  applicable  law.   Shareholders   have  the  right,   upon  a  vote  or
declaration  in writing of two-thirds of the  outstanding  shares of the Trust to  remove  a  Trustee  or to  take  other  action  described  in the  Trust's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The Trust's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Trust's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Trust's  property for any  shareholder  held personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Audit Committee held 4 meetings during the Trust's fiscal year ended June 30, 2008. The Review Committee held 4 meetings during the Trust's fiscal year ended June 30, 2008. The Governance Committee held 2 meetings during the Trust's fiscal year ended June 30, 2008.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee.  Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees").  The members of the Audit Committee are George C. Bowen
(Chairman), Edward L. Cameron, Robert J. Malone and F. William Marshall, Jr.
The Audit committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls;  (iii) reviewing reports from the Manager's Internal Audit
Department; (iv) reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust's independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Trust's independent
Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust, the Manager and
certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel,
Richard F. Grabish, and Beverly L. Hamilton.   Among other duties, as set
forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the Manager and the services provided to the Trust by the transfer agent and the Manager.  The Review Committee also reviews the
Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William Armstrong, Edward L. Cameron, Beverly L. Hamilton and F. William
Marshall, Jr.  The Governance Committee has adopted a charter setting forth its duties and responsibilities.  Among other duties, the Governance
Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of Ethics and the nomination of Trustees, including Independent Trustees.  The Governance Committee has adopted a process for shareholder submission of nominees for board positions.
Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Trust.  The
Governance Committee may consider such persons at such time as it meets to consider possible nominees.  The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

   Shareholders who desire to communicate with the Board should address correspondence to the Board as an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust. Except for Mr.. Murphy , each of the
Trustees is an Independent Trustee.  All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"), except for Mr. Grabish who serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial
Government Trust, Centennial Money Market Trust, Centennial New York Tax
Exempt Trust, Centennial Tax Exempt Trust, Oppenheimer Core Bond Fund,
Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc.,
Oppenheimer Principal Protected Trust, Oppenheimer Principal Protected Trust
II, Oppenheimer Principal Protected Trust III, Oppenheimer Senior Floating
Rate Fund, Oppenheimer Portfolio Series Fixed Income Active Allocation Fund,
Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Loan
Fund, LLC:

                                           Oppenheimer Principal Protected

Oppenheimer Capital Income Fund            Trust

                                           Oppenheimer Principal Protected

Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer Principal Protected
Oppenheimer Champion Income Fund           Trust III
Oppenheimer   Commodity   Strategy   Total Oppenheimer Senior Floating Rate
Return Fund                                Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.

Oppenheimer Main Street Opportunity Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer   Master   Event-Linked   Bond
Fund, LLC                                  Centennial Government Trust
Oppenheimer Master Loan Fund, LLC          Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Municipal Fund                 Trust
Oppenheimer  Portfolio Series Fixed Income
Active Allocation Fund                     Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Trust and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of reduced sales efforts realized by the
Distributor. Present or former officers, directors, trustees and employees
(and their eligible family members) of the Trust, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer
Class Y shares.

      Messrs. Murphy, Petersen, Szilagyi, Vandehey, Wixted, Zack, and Mss.
Wolf, Bloomberg, and Ives, who are officers of the Trust, hold the same offices with one or more of the other Board II Funds. As of October 6, 2008, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of any class of the Trust.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager, the Distributor or the
Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, the Distributor or the Sub-Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below.  The charts also include information about each
Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").
The address of each Trustee in the chart below, is 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                              Range of   Beneficially

Position(s) Held                                               Shares     Owned in
with the Trust,    Years;  Other  Trusteeships/Directorships Beneficially    All
Length of Service, Held;   Number  of   Portfolios  in  Fund  Owned in   Supervised
Age                Complex Currently Overseen                 the Trust     Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2007

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         President, Colorado Christian University     None        Over
Armstrong,         (since 2006); Chairman, Cherry Creek
Chairman of the    Mortgage Company (since 1991), Chairman,
Board of Trustees  Centennial State Mortgage Company (since
since 2003         1994), Chairman, The El Paso Mortgage
and Trustee since  Company (since 1993); Chairman,
2000               Ambassador Media Corporation (since
Age: 71            1984); Chairman, Broadway Ventures
                   (since 1984); Director of Helmerich &
                   Payne, Inc. (oil and gas
                   drilling/production company) (since
                   1992), Campus Crusade for Christ
                   (non-profit) (since 1991); Former
                   Director, The Lynde and Harry Bradley
                   Foundation, Inc. (non-profit
                   organization) (2002-2006); former
                   Chairman of: Transland Financial
                   Services, Inc. (private mortgage banking
                   company) (1997-2003), Great Frontier
                   Insurance (1995-2000), Frontier Real
                   Estate, Inc. (residential real estate
                   brokerage) (1994-2000) and Frontier
                   Title (title insurance agency)
                   (1995-2000); former Director of the
                   following: UNUMProvident (insurance

                   company) (1991-2004), Storage Technology               $100,000
                   Corporation (computer equipment company)
                   (1991-2003) and International Family
                   Entertainment (television channel)

                   (1992-1997); U.S. Senator (January
                   1979-January 1991). Oversees 39
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Assistant Secretary and Director of the      None        Over
Trustee since 1998 Manager (December 1991-April 1999);
Age: 71            President, Treasurer and Director of

                   Centennial Capital Corporation (June
                   1989-April 1999); Chief Executive
                   Officer and Director of MultiSource
                   Services, Inc. (March 1996-April 1999);
                   Mr. Bowen held several positions with
                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of

                   OppenheimerFunds, Inc. (September                      $100,000
                   1987-April 1999). Oversees 39 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron  Member of The Life Guard of Mount Vernon
Trustee since 2000 (George Washington historical site)
Age: 70            (June 2000 - June 2006); Partner of

                   PricewaterhouseCoopers LLP (accounting

                   firm) (July 1974-June 1999); Chairman of                 Over
                   Price Waterhouse LLP Global Investment       None      $100,000
                   Management Industry Services Group
                   (financial services firm) (July
                   1994-June 1998). Oversees 39 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Director of UNUMProvident (insurance         None        Over
Trustee since 1990
Age: 66            company) (since June 2002); Director of
                   Northwestern Energy Corp. (public
                   utility corporation) (since November
                   2004); Director of P.R. Pharmaceuticals
                   (October 1999-October 2003); Director of
                   Rocky Mountain Elk Foundation
                   (non-profit organization) (February
                   1998-February 2003 and February
                   2005-February 2007); Chairman and
                   Director (until October 1996) and
                   President and Chief Executive Officer
                   (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and Director of the
                   following: Oppenheimer Acquisition Corp.
                   ("OAC") (parent holding company of                     $100,000
                   OppenheimerFunds, Inc.), Shareholder
                   Services, Inc. and Shareholder Financial
                   Services, Inc. (until October 1995).
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado UpLIFT (charitable      None        Over
Trustee since 1996
Age: 67            organization) (since September 1984).

                   Mr. Freedman held several positions with
                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. (until October

                   1994). Oversees 39 portfolios in the                   $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F.         Formerly Senior Vice President and
Grabish,           Assistant Director of Sales and
Trustee since 2001 Marketing (March 1997-December 2007),
Age: 60            Director (March 1987-December 2007) and
                   Manager of Private Client Services (June
                   1985-June 2005) of A.G. Edwards & Sons,
                   Inc. (broker/dealer and investment
                   firm); Chairman and Chief Executive
                   Officer of A.G. Edwards Trust Company,
                   FSB (March 2001-December 2007);
                   President and Vice Chairman of A.G.
                   Edwards Trust Company, FSB (investment
                   adviser) (April 1987-March 2001);                        Over
                   President of A.G. Edwards Trust Company,     None      $100,000
                   FSB (investment adviser) (June
                   2005-December 2007). Oversees 17
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.         Trustee of Monterey Institute for            None        Over
Hamilton, Trustee  International Studies (educational
since 2002         organization) (since February 2000);
Age: 61            Board Member of Middlebury College
                   (educational organization) (since
                   December 2005); Director of The
                   California Endowment (philanthropic
                   organization) (since April 2002);
                   Director (February 2002-2005) and
                   Chairman of Trustees (2006-2007) of the
                   Community Hospital of Monterey
                   Peninsula; Director (October 1991-2005)
                   and Vice Chairman (since 2006) of
                   American Funds' Emerging Markets Growth
                   Fund, Inc. (mutual fund); President of
                   ARCO Investment Management Company
                   (February 1991-April 2000); Member of
                   the investment committees of The
                   Rockefeller Foundation (2001-2006) and
                   The University of Michigan (since 2000);
                   Advisor at Credit Suisse First Boston's
                   Sprout venture capital unit (venture
                   capital fund) (1994-January 2005);
                   Trustee of MassMutual Institutional
                   Funds (investment company) (1996-June
                   2004); Trustee of MML Series Investment
                   Fund (investment company) (April
                   1989-June 2004); Member of the
                   investment committee of Hartford
                   Hospital (2000-2003); and Advisor to
                   Unilever (Holland) pension fund
                   (2000-2003). Oversees 39 portfolios in                 $100,000
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,  Board of Directors of Opera Colorado         None        Over
Trustee since 2000 Foundation (non-profit organization)
Age: 64            (since March 2008); Director of Jones
                   Knowledge, Inc. (since 2006); Director
                   of Jones International University
                   (educational organization) (since August
                   2005); Chairman, Chief Executive Officer
                   and Director of Steele Street Bank &
                   Trust (commercial banking) (since August
                   2003); Director of Colorado UpLIFT
                   (charitable organization) (since 1986);
                   Trustee of the Gallagher Family
                   Foundation (non-profit organization)
                   (since 2000); Former Chairman of U.S.
                   Bank-Colorado (subsidiary of U.S.
                   Bancorp and formerly Colorado National
                   Bank) (July 1996-April 1999); Director
                   of Commercial Assets, Inc. (real estate
                   investment trust) (1993-2000); Director
                   of Jones Knowledge, Inc. (2001-July
                   2004); and Director of U.S. Exploration,
                   Inc. (oil and gas exploration)
                   (1997-February 2004). Oversees 39

                   portfolios in the OppenheimerFunds                     $100,000
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William         Trustee of MassMutual Select Funds           None        Over
Marshall, Jr.,     (formerly MassMutual Institutional
Trustee since 2000 Funds) (investment company) (since 1996)
Age: 66            and MML Series Investment Fund
                   (investment company) (since 1996);
                   Trustee of Worcester Polytech Institute
                   (since 1985); Chairman (since 1994) of
                   the Investment Committee of the
                   Worcester Polytech Institute (private
                   university); President and Treasurer of
                   the SIS Funds (private charitable fund)
                   (since January 1999); Chairman of SIS &
                   Family Bank, F.S.B. (formerly SIS Bank)
                   (commercial bank) (January 1999-July
                   1999); and Executive Vice President of                 $100,000
                   Peoples Heritage Financial Group, Inc.
                   (commercial bank) (January 1999-July
                   1999). Oversees 41 portfolios in the
                   OppenheimerFunds complex.*

-------------------------------------------------------------------------------------
*    Includes two open-end investment companies: MassMutual Select Funds and
     MML Series Investment Fund. In accordance with the instructions for SEC
     Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." The
     Manager does not consider MassMutual Select Funds and MML Series
     Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

------------------------------------------------------------------------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager and OppenheimerFunds,  Inc. by virtue of his positions as an officer and director of the Manager and OppenheimerFunds,  Inc., and as a shareholder of its parent  company.  The address of Mr. Murphy is Two World Financial  Center,  225
Liberty Street, 11th Floor, New York, New York 10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal  and as an officer for an  indefinite  term,  or until his  resignation, death or  removal.  Mr.  Murphy  was  elected as a Trustee of the Trust with the understanding  that in the event he ceases to be the chief executive  officer of
OppenheimerFunds,  Inc.  he will  resign as a Trustee of the Trust and the other
Board II Funds (defined above) for which he is a director or trustee.

   Interested
   Trustee and
     Officer
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5      Dollar      Aggregate
                                                                          Dollar
                                                                         Range of
                                                                        y Shares
Position(s) Held                                             Range of   Beneficially
with the Trust,                                              Shares      Owned in
Length of         Years / Other Trusteeships/Directorships   Beneficiall    All
Service,          Held by Trustee / Number of Portfolios in  Owned in   Supervised
Age               Fund Complex Currently Overseen by Trustee the Trust     Funds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,

                                                                      2007

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and         None       Over
Trustee since     Director of OppenheimerFunds, Inc. (since
2003 and          June 2001); President of
President and     OppenheimerFunds, Inc. (September
Principal         2000-February 2007); President and
Executive         director or trustee of other Oppenheimer
Officer since     funds; President and Director of
2001              Oppenheimer Acquisition Corp. ("OAC")
Age: 59           (the Manager's parent holding company)
                  and of Oppenheimer Partnership Holdings,
                  Inc. (holding company subsidiary of
                  OppenheimerFunds, Inc.) (since July
                  2001); Director of OppenheimerFunds
                  Distributor, Inc. (subsidiary of
                  OppenheimerFunds, Inc.) November
                  2001-December 2006); Chairman and
                  Director of Shareholder Services, Inc.
                  and of Shareholder Financial Services,
                  Inc. (transfer agent subsidiaries of
                  OppenheimerFunds, Inc.) (since July
                  2001); President and Director of
                  OppenheimerFunds Legacy Program
                  (charitable trust program established by
                  OppenheimerFunds, Inc.) (since July
                  2001); Director of the following
                  investment advisory subsidiaries of
                  OppenheimerFunds, Inc.: the Manager, OFI
                  Institutional Asset Management, Inc.,
                  Trinity Investment Management Corporation
                  and Tremont Capital Management, Inc.
                  (since November 2001), HarbourView Asset
                  Management Corporation and OFI Private
                  Investments, Inc. (since July 2001);
                  President (since November 2001) and
                  Director (since July 2001) of Oppenheimer

                  Real Asset Management, Inc.; Executive                 $100,000

                  Vice President of Massachusetts Mutual
                  Life Insurance Company (OAC's parent
                  company) (since February 1997); Director
                  of DLB Acquisition Corporation (holding
                  company parent of Babson Capital
                  Management LLC) (since June 1995);
                  Chairman (since October 2007) and Member
                  of the Investment Company Institute's
                  Board of Governors (since October 2003).
                  Oversees 103 portfolios in the
                  OppenheimerFunds complex.

------------------------------------------------------------------------------------

     The addresses of the officers in the chart below is as follows: Mr. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York,
New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and
Mss. Wolf and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
officer serves for an indefinite term, which would end: (a) upon the request of the Board, (b) if he or she is no longer an officer of the Manager., (c)
if a material change in his or her duties occurs that are inconsistent with a position as officer the Fund, or (d) upon his or her resignation, retirement, or death.

-------------------------------------------------------------------------------------
                            Other Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf, Senior Vice     Senior Vice President of OppenheimerFunds, Inc.
President and Portfolio        (since June 2000) and HarborView Asset Management
Manager since 1990             Corporation (since June 2003); Vice President of the
Age: 56                        Manager (since August 2004), an officer of 9
                               portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey, Vice         Senior Vice President and Chief Compliance Officer
President and Chief
Compliance Officer 2004        of OppenheimerFunds, Inc. (since March 2004); Chief
Age:  58                       Compliance Officer of OppenheimerFunds Distributor,
                               Inc., and Shareholder Services, Inc. (since March
                               2004); Vice President of the Manager,
                               OppenheimerFunds Distributor, Inc., and Shareholder
                               Services, Inc. (since June 1983); Former Vice
                               President and Director of Internal Audit of
                               OppenheimerFunds, Inc. (1997-February 2004). An
                               officer of 103 portfolios in the Oppenheimer funds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,

Treasurer and Principal        Senior Vice President and Treasurer of
Financial & Accounting         OppenheimerFunds, Inc. (since March 1999); Treasurer
Officer 1999                   of the following: Shareholder Services, Inc.,
Age: 48                        HarbourView Asset Management Corporation,
                               Shareholder Financial Services, Inc., Oppenheimer
                               Real Asset Management, Inc. and Oppenheimer
                               Partnership Holdings, Inc. (since March 1999), OFI
                               Private Investments, Inc. (since March 2000),
                               OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), OFI
                               Institutional Asset Management, Inc. (since November
                               2000), and OppenheimerFunds Legacy Program
                               (charitable trust program established by the
                               Manager) (since June 2003); Treasurer and Chief
                               Financial Officer of OFI Trust Company (trust
                               company subsidiary of OppenheimerFunds, Inc.) (since
                               May 2000); Assistant Treasurer of OAC (since March
                               1999); and Assistant Treasurer of the Manager and
                               Distributor (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June
                               2003). An officer of 103 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,                Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer since 2004
Age: 38                        February 2007); Assistant Vice President (August
                               2002-February 2007); Manager/Financial Product
                               Accounting of OppenheimerFunds, Inc. (November
                               1998-July 2002). An officer of 103 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi              Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer
since 2005

Age: 38                        (since July 2004); Director of Financial Reporting
                               and Compliance of First Data Corporation (April
                               2003-July 2004); Manager of Compliance of Berger
                               Financial Group LLC (May 2001-March 2003). An
                               officer of 103 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                Executive Vice President (since January 2004) and
Vice President and Secretary   General Counsel (since March 2002) of
 since 2001                    OppenheimerFunds, Inc.; General Counsel of the
Age: 60                        Manager and Distributor (since December 2001);
                               General Counsel and Director of OppenheimerFunds
                               Distributor, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of the
                               Transfer Agent, Shareholder Financial Services,
                               Inc., OFI Private Investments, Inc. and OFI Trust
                               Company (since November 2001); Senior Vice President
                               and General Counsel of HarbourView Asset Management
                               Corporation (since December 2001); Secretary and
                               General Counsel of OAC (since November 2001);
                               Assistant Secretary (since September 1997) and
                               Director (since November 2001) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice
                               President and Director of Oppenheimer Partnership
                               Holdings, Inc. (since December 2002); Director of
                               Oppenheimer Real Asset Management, Inc. (since
                               November 2001); Vice President of OppenheimerFunds
                               Legacy Program (since June 2003); Senior Vice
                               President and General Counsel of OFI Institutional
                               Asset Management, Inc. (since November 2001);
                               Director of OppenheimerFunds (Asia) Limited (since
                               December 2003); Senior Vice President (May
                               1985-December 2003). An officer of 103 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,             Vice President (since May 2004) and Deputy General
Assistant Secretary            Counsel (since May 2008) of OppenheimerFunds, Inc.;
Since 2004                     Associate Counsel (May 2004-May 2008) of
Age:  40                       OppenheimerFunds Inc.; First Vice President (April
                               2001-April 2004), Associate General Counsel
                               (December 2000-April 2004) of UBS Financial
                               Services, Inc. An officer of 103 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President (since June 1998), Deputy General
Assistant Secretary since 2004 Counsel (since May 2008) and Assistant Secretary
Age: 42                        (since October 2003); Senior Counsel (October
                               2003-May 2008) of OppenheimerFunds, Inc.; Vice
                               President (since 1999) and Assistant Secretary
                               (since October 2003) of the Distributor; Assistant
                               Secretary of the Manager (since October 2003); Vice
                               President and Assistant Secretary of Shareholder
                               Services, Inc. (since 1999); Assistant Secretary of
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc. (since December 2001);
                               Senior General Counsel of OppenheimerFunds,
                               Inc.(October 2003-May 2008).. An officer of 103
                               portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

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|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Trust, who are affiliated with the Manager, and receive no salary or fee from the Trust. The Independent Trustees and Mr.
Grabish received the compensation shown below from the Trust for serving as a
Trustee and member of a committee (if applicable), with respect to the
Trust's fiscal year ended June 30, 2008. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.

------------------------------------------------------------------------------
  Trustee Name and Other Trust          Aggregate        Total Compensation
                                      Compensation       From Trust and Fund
                                     from Trust((1))       Complex(2) Year

  Position(s) (as applicable)       Fiscal Year Ended    ended December 31,
                                      June 30, 2008             2007

------------------------------------------------------------------------------
------------------------------------------------------------------------------

 William L. Armstrong                    $15,826              $228,062

Chairman    of   the   Board   of
Trustees      and      Governance
Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George Bowen                             $11,641              $158,000
  Audit Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron

 Audit Committee Member and              $11,570              $189,600
  Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel                            $10,611              $161,423

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                             $12,133              $178,277

  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard Grabish((3))                     $10,550               $14,732

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly L. Hamilton

Review Committee Member and           $10,550((4))            $158,000
Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone

Governance Committee Chairman            $12,133              $181,700
and Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and               $10,550            $239,664((5))
Governance Committee Member

------------------------------------------------------------------------------

1. "Aggregate Compensation from the Trust" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the Mass Mutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of OppenheimerFunds Inc. OppenheimerFunds, Inc. also serves as the
   Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund. OppenheimerFunds, Inc. does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment
   Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as Trustee for only the following funds: Centennial
   California Tax Exempt Trust, Centennial Government Trust, Centennial Money
   Market Trust, Centennial New York Tax Exempt Trust and Centennial Tax
   Exempt Trust, Oppenheimer Core Bond Fund, Oppenheimer Limited Term
   Government Fund, Panorama Series Fund, Inc., Oppenheimer Principal
   Protected Trust, Oppenheimer Principal Protected Trust II, Oppenheimer
   Principal Protected Trust III, Oppenheimer Senior Floating Rate Fund,
   Oppenheimer Portfolio Series Fixed Income Active Allocation Fund,
   Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Loan
   Fund, LLC.
4.    Includes $10,550 deferred by Ms. Hamilton under the "Compensation
   Deferral Plan" described below.
5.    Includes $81,664 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan for Trustees.  The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees of the plan will not materially affect the
Trust's assets, liabilities or net income per share.  The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of October 6, 2008 the only
persons or entities who owned of record or were known by the Trust to own beneficially 5% or more of the Trust's outstanding shares were:

      A.G. Edwards & Sons, Inc. ("Edwards"), for the Sole Benefit of its
Customers, Attn. Money Fund Dept., 1 North Jefferson Avenue, St. Louis,
Missouri 63103, which owned 1,462,032,414.490 shares of the Trust which was
83.07% of the outstanding shares of the Trust on that date.

      The Northern Trust Co Tr U/A, Edwards Retirement & PSP FBO AG Edwards
Retirement & PSP, PO Box 92994, Chicago Illinois 60675, which owned
287,822,404.090 shares of the Trust which was 16.35% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly owned by OppenheimerFunds, Inc., which is a wholly owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, who have access to information that could permit them to compete with or take advantage of the
Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

    The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.  The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2006                                 $71,757,291
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2007                                 $79,829,051
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2008                                 $68,404,114

---------------------------------------------------------------------------------

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or  its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Portfolio Managers. The Trust's portfolio is managed by Carol E. Wolf
(referred to as  "Portfolio Manager"). She is the person who is responsible for the day-to-day management of the Trust's investments.

Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Ms. Wolf also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by
Ms. Wolf as of June 30, 2008, 2008. No account has a performance-based advisory fee:

     Portfolio                 Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
     Manager          Managed  Managed(1)  Managed  Managed(1)  ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         8                    1                  None
      Carol E. Wolf              $14,154                $187              None

     ----------------------------------------------------------------------------
     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust. That may occur whether the investment  strategies of the other fund or account are the same as, or different from, the Trust's investment objectives  and  strategies.  For example,  the  Portfolio  Managers may need to allocate investment  opportunities between the Trust and another fund or account having similar objectives or strategies,  or he may need to execute transactions for another  fund or account  that could have a negative  impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account. However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary  obligations to treat all of its clients,  including the Trust, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client  over  another.  It is  possible,  of course,  that those  compliance procedures  and the Code of  Ethics  may not  always  be  adequate  to do so. At different  times,  the  Trust's  Portfolio  Managers  may manage  other funds or accounts with investment  objectives and strategies that are similar to those of the Trust,  or may manage  funds or  accounts  with  investment  objectives  and strategies that are different from those of the Trust.

     Compensation of the Portfolio Managers.  The Trust's Portfolio Managers are
     employed and compensated by the Manager, not the Trust. Under the Manager's
     compensation  program for its portfolio  managers and  portfolio  analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the  Manager.  This is intended  to align the  portfolio  managers'  and analysts'  interests  with the success of the funds and  accounts and their shareholders.  The Manager's  compensation structure is designed to attract and retain highly  qualified  investment  management  professionals  and to reward individual and team contributions toward creating shareholder value.
     As of June 30, 2008 the Portfolio Managers' compensation consisted of three elements:  a base salary, an annual  discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio  managers may also be eligible to  participate  in the  Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual

     discretionary  bonus is determined by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark selected by  management.  The  benchmark  with  respect to the Trust is the
     iMoneyNet  Tier One Retail Money Market  Funds.  Other  factors  considered include  management  quality (such as style  consistency,  risk management,
     sector   coverage,   team  leadership  and  coaching)  and   organizational
     development. The Portfolio Managers' compensation is not based on the total value of the Trust's  portfolio  assets,  although  the Trust's  investment performance may increase those assets.  The compensation  structure is also intended to be internally equitable and serve to reduce potential conflicts of interest  between the Trust and other funds and accounts  managed by the
     Portfolio  Managers.  The  compensation  structure  of the other  funds and accounts managed by the Portfolio  Managers is the same as the compensation structure of the Trust, described above.

     Ownership of Trust Shares.  As of June 30, 2008 the  Portfolio  Manager did
     not beneficially own any shares of the Trust.

     The Distributor.  Under its General Distributor's Agreement with the Trust,
     Centennial  Asset  Management  Corporation  acts as the  Trust's  principal underwriter  and  Distributor  in the  continuous  public  offering  of the
     Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The  Distributor  bears the expenses  normally  attributable to
     sales,   including  advertising  and  the  cost  of  printing  and  mailing prospectuses,  other than those  furnished  to existing  shareholders.  For other  distribution  expenses paid by the Trust,  see the section  entitled
     "Service  Plan"  below.  The Trust's  Sub-Distributor  is  OppenheimerFunds
     Distributor, Inc.

     Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager  subject to the overall  authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices,  so the Trust incurs  little or no brokerage  costs.  The Trust deals  directly  with the selling or  purchasing  principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager  determines that a better price or execution may be obtained by using the  services of a broker.  Purchases of  portfolio  securities  from underwriters  include a commission or concession  paid by the issuer to the underwriter,  and purchases  from dealers  include a spread between the bid and asked prices.

     The Trust seeks to obtain prompt  execution of orders at the most favorable net price. If broker/dealers are used for portfolio  transactions,  transactions may be directed to broker/dealers for their execution and research services. The research  services  provided by a particular broker may be useful only to one or more of the  advisory  accounts of the Manager  and its  affiliates.  Investment research received for the commissions of those other accounts may be useful both to the  Trust  and  one or  more of such  other  accounts.  Investment  research services  may be supplied  to the Manager by a third party at the  instance of a broker through which trades are placed. It may include  information and analyses on particular  companies and industries as well as market or economic trends and portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations, analytical  software and similar  products and services.  If a research  service also assists the Manager in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then only the  percentage or component  that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views
and  comparisons  for  consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation of securities  held in the Trust's  portfolio or being considered for purchase. No portfolio  transactions will be handled by any securities dealer affiliated with the Manager.

     The Trust may  experience  high  portfolio  turnover  that may increase the
Trust's transaction costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

     Service Plan

     The Trust has  adopted a  Service  Plan for the  shares.  The plan has been approved  by a vote of the  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees(1),  cast in person at a meeting called for the purpose of voting on that plan.

     Under the plan,  the  Manager  and the  Distributor  may make  payments  to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares. These payments, some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Trust's  inclusion  on  a  financial intermediary's preferred list of funds offered to its clients.

     Unless the plan is terminated  as described  below,  the plan  continues in effect  from  year to year but only if the  Trust's  Board of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on  continuing  the plan.  The plan may be  terminated at any time by the vote of a majority of the Independent  Trustees or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the  outstanding shares of the Trust.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected by the  amendment.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

     While the plan is in  effect,  the  Treasurer  of the Trust  shall  provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports  shall detail the amount of all payments made under the plan and the purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

     The plan states that while it is in effect, the selection and nomination of those  Trustees  of the Trust who are not  "interested  persons" of the Trust is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plan,  no payment will be made to any  recipient in any period in which the  aggregate  net asset value of all Trust shares held by the  recipient for itself and its customers does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Independent Trustees. The Board of
Trustees has set no minimum  amount of assets to qualify for payments  under the plan.

     |X| Service Plan Fees.  Under the service plan, the  Distributor  currently uses the fees it  receives  from the  Trust to pay  brokers,  dealers  and other financial  institutions  (referred to as "recipients") for personal services and account  maintenance  services they provide for their customers who hold shares.
The services  include,  among others,  answering  customer  inquiries  about the
Trust,  assisting in establishing and maintaining  accounts in the Trust, making the Trust's  investment  plans  available  and providing  other  services at the request of the Trust or the Distributor. The service plan permits reimbursements to the  Distributor at a rate of up to 0.20% of average annual net assets of the shares. The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed  0.20% of the  average  annual net assets  consisting  of shares held in the  accounts of the  recipients  or their customers.

     For the fiscal year ended June 30,  2008  payments  under the plan  totaled
$41,010,793. The Distributor retained nothing and the remaining balance was paid out by the  Distributor to recipients,  which included $216 paid to an affiliate of the Distributor's parent company.  Any unreimbursed  expenses the Distributor incurs with respect to the shares in any fiscal  quarter  cannot be recovered in subsequent  quarters.  The Distributor  may not use payments  received under the plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

     For the  fiscal  year  ended  June  30,  2008,  the  Manager  paid,  in the aggregate,  $66,834,871  in  fees  out of its  own  resources  for  distribution assistance to A.G.  Edwards  &  Sons,  Inc.  Those  distribution  assistance payments  were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Trust in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. Additionally, the  Manager,  the  Distributor  and/or  the  Sub-Distributor  (including  their affiliates)  may make payments to financial  intermediaries  in connection  with their  offering  and  selling  shares  of the Trust  and  other  Oppenheimer  or
Centennial  funds,  providing  marketing  or  promotional  support,  transaction processing and/or administrative  services.  Among the financial  intermediaries that may  receive  these  payments  are brokers and dealers who sell and/or hold shares of the  Trust,  banks  (including  bank  trust  departments),  registered investment advisers, insurance companies,  retirement plan and qualified tuition program administrators,  third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or
Sub-Distributor.  The  payments to  intermediaries  vary by the types of product sold, the features of the Trust and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o    Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

     o    ongoing asset-based payments attributable to the share class selected, including  fees payable  under the Trust's  service plan adopted under
          Rule 12b-1 under the  Investment  Company Act, which are paid from the
          Trust's assets (see " Service Plan" above);

     o    shareholder  servicing  payments  for  providing  omnibus  accounting, recordkeeping, networking, sub-transfer agency or other administrative or  shareholder  services,  including  retirement  plan  and 529  plan administrative  services  fees,  which are paid  from the  assets of a
          Trust as reimbursement to the Manager,  Distributor or Sub-Distributor
          for expenses they incur on behalf of the Trust.

          o    Payments made by the Manager,  Distributor or Sub-Distributor out of their  respective  resources  and  assets,  which may  include profits the Manager derives from investment advisory fees paid by the  Trust.  These  payments  are made at the  discretion  of the
               Manager, Distributor and/or the Sub-Distributor.  These payments, often  referred  to as  "revenue  sharing"  payments,  may  be in addition to the payments by the Trust listed above.

          o    These types of payments may reflect  compensation  for  marketing
               support,   support  provided  in  offering  the  Trust  or  other
               Oppenheimer or Centennial funds through certain trading platforms and programs, transaction processing or other services;

          o    The Manager,  Distributor and  Sub-Distributor  each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made  based on the  guidelines  established  by the  Manager,
               Distributor and Sub-Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively market or promote the sale of shares of the Trust or other  Oppenheimer or Centennial  funds, or to support the marketing or promotional  efforts of the
Distributor in offering  shares of the Trust or other  Oppenheimer or Centennial funds. In addition,  some types of payments may provide a financial intermediary with an incentive to recommend the Trust.

     Financial  intermediaries  may earn  profits on these  payments,  since the amount of the payment may exceed the cost of providing the service. Certain of  these  payments  are  subject  to  limitations  under  applicable  law.
     Financial  intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner  different  from the disclosures  in the Trust's  prospectus  and this  Statement of  Additional
     Information.  You should ask your financial  intermediary  for  information about any payments it receives from the Trust,  the Manager the Distributor or the  Sub-Distributor  and any services it provides,  as well as the fees and commissions it charges.

     Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Trust or other  Oppenheimer  or Centennial  funds, a financial intermediary's  sales of  shares  of the  Trust  or such  other  Oppenheimer  or
Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

          o    transactional support, one-time charges for setting up access for the Trust or other  Oppenheimer or Centennial funds on particular trading systems, and paying the intermediary's networking fees;
          o    program  spport,   such  as  expenses related  to  including  the
               Oppenheimer  and Centennial  funds in retirement  plans,  college savings  plans,  fee-based  advisory or wrap fee  programs,  fund
               "supermakets",  bank  or  trust  company  products  or  insurance companies' variable annuity or variable life insurance products;
          o    placement on the  dealer's  list of offered  funds and  providing representatives  of the  distributor  with  access to a financial
               intermediary's   sales  meetings,   sales   representatives   and
               management representatives.

Additionally,  the Manager,  Distributor or . Sub-Distributor  may make payments for  firm  support,  such as  business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel about the Oppenheimer or and Centennial funds and shareholder financial planning needs.

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries  that are  broker-dealers  offering shares of the Oppenheimer and
Centennial funds, and/or their respective  affiliates,  received revenue sharing
or  similar  distribution-rela   payments  from  the  Manager,   Distributor  or
Sub-Distributor for marketing or program support:

     1st Global
     Capital Company                    Legend Equities

-------------------------------------------------------------------------------

     Advantage        Lincoln
     Capital          Benefit
     Corporation      National
                      Life

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Aegon USA                               Lincoln Financial Advisors Corporation

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AIG Financial Advisors                  Massachusetts Mutual Life Insurance
                                        Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AIG Life Variable Annuity               McDonald Investments, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Allianz Life Insurance Company          Merrill Lynch Pierce Fenner & Smith,
                                        Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Allmerica Financial Life Insurance &
Annuity Company                         Merrill Lynch Insurance Group

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Allstate Life Insurance Company         MetLife Investors Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

American Enterprise Life Insurance      MetLife Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

American General Annuity Insurance      Minnesota Life Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

American Portfolios Financial
Services, Inc.                          MML Investor Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ameriprise Financial Services, Inc.     Mony Life Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Ameritas Life Insurance Company         Morgan Stanley & Company, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Annuity Investors Life Insurance                                            on
Company                                 Multi-Financial Securities Corporati

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Associated Securities Corporation       Mutual Service Corporation

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AXA Advisors LLC                        NFP Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

AXA Equitable Life Insurance Company    Nathan & Lewis Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Banc One Securities Corporation         National Planning Corporation

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Cadaret Grant & Company, Inc.           Nationwide Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CCO Investment Services Corporation     New England Securities Corporation

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Charles Schwab & Company, Inc.          New York Life Insurance & Annuity
                                        Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Chase Investment Services Corporation   Oppenheimer & Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Citicorp Investment Services, Inc.      PFS Investments, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Citigroup Global Markets Inc.           Park Avenue Securities LLC

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CitiStreet Advisors LLC                 Phoenix Life Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Citizen's Bank of Rhode Island          Plan Member Securities

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Columbus Life Insurance Company         Prime Capital Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Commonwealth Financial Network          Primevest Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Compass Group Investment Advisors       Protective Life Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CUNA Brokerage Services, Inc.           Prudential Investment Management
                                        Services LLC

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

CUSO Financial Services, LLP            Raymond James & Associates, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

E*TRADE Clearing LLC                    Raymond James Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward  Jones                           RBC Dain Rauscher Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Essex National Securities, Inc.         Royal Alliance Associates, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Federal Kemper Life Assurance Company   Securities America, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Financial Network                       Security Benefit Life Insurance
                                        Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Financial Services Corporation          Security First-Metlife Investors
                                        Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GE Financial Assurance                  SII Investments, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GE Life & Annuity                       Signator Investors, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Genworth Financial, Inc.                Sorrento Pacific Financial LLC

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GlenBrook Life & Annuity Company        Sun Life Assurance Company of Canada

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Great West Life & Annuity Company       Sun Life Insurance & Annuity Company
                                        of New York

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GWFS Equities, Inc.                     Sun Life Annuity Company Ltd.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Hartford Life Insurance Company         SunTrust Bank

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HD Vest Investment Services, Inc.       SunTrust Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Hewitt Associates LLC                   Thrivent Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

IFMG Securities, Inc.                   Towers Square Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ING Financial Advisers LLC              Travelers Life & Annuity Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ING Financial Partners, Inc.            UBS Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Invest Financial Corporation            Union Central Life Insurance Company

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Investment Centers of America, Inc.     United Planners Financial Services of
                                        America

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jefferson Pilot Life Insurance Company  Wachovia Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jefferson Pilot Securities Corporation  Walnut Street Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

John Hancock Life Insurance Company     Waterstone Financial Group

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

JP Morgan Securities, Inc.              Wells Fargo Investments

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Kemper Investors Life Insurance Company Wescom Financial Services

-------------------------------------------------------------------------------

      For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager,
Distributor or Sub-Distributor for administrative or other services provided
(other than revenue sharing arrangements), as described above:

1st Global Capital Co.                    Lincoln Investment Planning, Inc.
AG Edwards                                Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.
You can obtain current performance information by calling the Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the
Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.

o     The Trust's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Trust is not insured by the FDIC or any other government agency.

o     The principal value of the Trust's shares, its yields and total returns are not  guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.

o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

           - 1 = Average Annual Total
ERV    l/n     Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

---------------------------------------------------------------------------------

     Yield         Compounded       Average Annual Total Returns (at 6/30/08)
 (7 days ended   Effective Yield
    6/30/08)      (7 days ended
                    6/30/08)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     1.83%            1.85%           3.79%           2.89%           3.31%

---------------------------------------------------------------------------------

Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as
The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the  Trust may  include  in its  advertisements  and sales  literature  performance  information  about  the  Trust  cited in other newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Trust.

ABOUT YOUR ACCOUNT

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange (the
"NYSE") is open, at 12:00 Noon and at 4:00 p.m., on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time." The NYSE's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The
Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Trust, the Manager, the
Distributor, the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of the same class of other eligible Trusts. You can obtain a current list showing which Trusts offer which classes of shares by calling the Distributor or Sub-Distributor at the telephone number indicated
on the front cover of this Statement of Additional Information.

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this Statement of Additional Information.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Trust may impose those  changes at any time, it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

|X| Telephone Exchange Requests.  When exchanging shares by telephone,  a direct shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Trust, the Trust may refuse the request.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional  Information  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The  different   eligible  funds  available  for  exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Trust, the Distributor,  the Sub-Distributor, and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time. Although,  the Trust may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's  Dividends,  Distributions  and Redemptions of Shares.
The  federal  tax   treatment  of  the  Trust's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations  generally  affecting the Trust and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Trust.

|X| Qualification as a Regulated Investment Company. The Trust has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification enables the Trust to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Trust  (unless  their  Trust  shares  are held in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Trust might not meet in a particular year. If it did not qualify as a regulated  investment  company,  the Trust would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company, the Trust must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss)  for  the  taxable  year.  The  Trust  must  also  satisfy  certain  other requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Trust made during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a  regulated  investment  company,  the Trust must  derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are directly related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income  including net income derived from an interest in a qualified publicly traded partnership.

     In addition to satisfying the requirements  described above, the Trust must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company. Under that test, at the close of each quarter of the Trust's taxable  year,  at least 50% of the value of the Trust's  assets must consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers, the Trust must not have invested more than
5% of the value of the Trust's  total assets in  securities  of each such issuer and the Trust must not hold more than 10% of the outstanding  voting  securities of each such  issuer.  No more than 25% of the value of its total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Trust  controls  and which are  engaged  in the same or similar  trades or  businesses  or in the  securities  of one or more  qualified publicly traded partnerships.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated  as U.S.  government  securities.  Trust  investments  in  partnerships, including in qualified  publicly  traded  partnerships,  may result in the Trust being  subject  to state,  local or Foreign  income,  franchise  or  withholding liabilities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December 31 each year,  the Trust must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, the Trust must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Trust  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Trust might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for the  Trust  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of  Trust  Distributions.   The  Trust  anticipates  distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of the  Trust's  dividends  for  the  dividends-received  deduction  for  corporate shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Trust that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Trust derives from portfolio  investments  that the Trust has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on dividends  paid on Trust  shares held for 45 days or less.  To the extent the Trust's dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign  corporations,  those dividends will not qualify for the deduction.
Since it is  anticipated  that most of the Trust's  income will be derived  from interest it receives on its investments,  the Trust does not anticipate that its distributions will qualify for this deduction.

     The Trust may either retain or distribute to  shareholders  its net capital gain for each taxable year. The Trust  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Trust before the shareholder acquired his or her shares.

     If the Trust  elects to retain  its net  capital  gain,  the Trust  will be subject  to tax on it at the 35%  corporate  tax rate.  If the  Trust  elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will  receive a  refundable  tax credit for his/her pro rata share of tax paid by the  Trust on the gain,  and will  increase  the tax  basis for  his/her shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income that may be received  by the Trust from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Trust to a reduced rate of, or exemption from, taxes on such income.

     Distributions by the Trust that do not constitute ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Trust must be  re-characterized as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect of the  Trust's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Trust will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Trust (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Trust will be  required in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Trust is remitted by the  Trust  to the  U.S.  Treasury  and  is  identified  in  reports  mailed  to shareholders in January of each year with a copy sent to the IRS.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other shares of the Trust within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Trust will be  considered  capital  gain or loss,  if the shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a
foreign  trust,  a  foreign  estate,  a  foreign   corporation,   or  a  foreign
partnership)  primarily  depends on whether the foreign person's income from the
Trust is  effectively  connected  with the conduct of a U.S.  trade or business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Trust) from a mutual fund are not considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Trust (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%,  provided  the Trust  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income  dividends paid by the Trust.
Any tax withheld by the Trust is remitted by the Trust to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Trust are effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S. tax  described  above  provided the Trust  obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status,  the Trust will be  required to  withhold  U.S.  tax at a rate of 28% on ordinary income dividends,  capital gains  distributions and the proceeds of the redemption  of shares,  paid to any foreign  person.  Any tax  withheld (in this situation)  by the Trust is remitted by the Trust to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders  in
January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Trust,  including the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders of the Trust may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any eligible fund listed above. To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial  intermediaries  institutions  that  have a sales  agreement  with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services,  Inc., the Trust's Transfer Agent, is
responsible  for maintaining  the Trust's  shareholder  registry and shareholder accounting  records,  and for paying dividends and distributions to shareholders
of  the  Trust.  It  also  handles  shareholder   servicing  and  administrative
functions. It serves as the Transfer Agent for an annual per account fee.

The  Custodian.  Citibank,  N.A. is the  Custodian  of the Trust's  assets.  The
Custodian's  responsibilities  include  safeguarding and controlling the Trust's portfolio  securities  and handling the delivery of such  securities to and from the  Trust.  It is the  practice  of the Trust to deal with the  Custodian  in a manner uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Trust's cash  balances  with the  Custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public Accounting Firm. At a meeting held on August 20,
2008, the Board of Trustees of the Trust  appointed KPMG LLP as the  independent registered public  accounting firm to the Trust for fiscal year 2009,  replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal
2008  audit.  During  the two most  recent  fiscal  years the audit  reports  of
Deloitte &  Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty,  audit scope or accounting principles.  Further, there were no disagreements between the Trust and Deloitte
& Touche LLP on accounting  principles,  financial  statement  disclosure or audit scope,  which if not resolved to the satisfaction of Deloitte & Touche
LLP would have caused it to make  reference to the  disagreements  in connection with its reports.

KPMG LLP serves as the  independent  registered  public  accounting firm for the
Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG llp also acts as the independent registered public accounting  firm for the Manager and certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of
Centennial Money Market Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008

STATEMENT OF INVESTMENTS June 30, 2008
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.5%
------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--4.7%
HSBC Bank USA NA:
2.33%, 8/25/08                                    $  130,000,000   $  130,000,000
2.66%, 9/5/08                                        127,000,000      127,000,000
                                                                   -----------------
                                                                      257,000,000

------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--17.8%
Bank of Scotland plc,
New York, 2.68%,
8/14/08                                              209,000,000      209,000,000
------------------------------------------------------------------------------------
Barclays Bank plc,
New York, 2.73%,
7/1/08                                                70,000,000       70,000,000
------------------------------------------------------------------------------------
BNP Paribas,
New York, 2.67%,
8/25/08                                               75,000,000       75,000,000
------------------------------------------------------------------------------------
Dexia Credit Local,
New York, 2.635%,
8/18/08                                              143,000,000      143,000,000
------------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York, 2.72%,
7/2/08                                               100,000,000      100,000,000
------------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
Stamford, CT, 2.70%,
8/15/08                                              148,000,000      148,000,000
------------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
2.72%, 8/25/08                                       225,000,000      225,000,000
                                                                   -----------------
                                                                      970,000,000
                                                                   -----------------
Total Certificates of
Deposit (Cost $1,227,000,000)                                       1,227,000,000

------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--24.2%
------------------------------------------------------------------------------------

ABN AMRO North America Finance,
Inc., 2.82%, 7/11/08                                  46,200,000       46,163,810
------------------------------------------------------------------------------------
Bank of America NA:
2.54%, 8/25/08                                        50,000,000       50,000,000
2.62%, 7/2/08                                        198,000,000      198,000,000
------------------------------------------------------------------------------------
Bank of Scotland plc, 2.65%,
8/7/08                                               109,000,000      108,696,405
------------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
------------------------------------------------------------------------------------

Dexia Delaware
LLC, 2.60%, 7/9/08                                $   18,500,000   $   18,488,777
--------------------------------------------------- ---------------- ---------------
DnB NOR Bank ASA:
2.74%, 7/3/08                                        140,000,000      139,978,744
2.74%, 7/7/08                                          9,000,000        8,995,890
2.80%, 11/3/08                                        45,100,000       44,661,528
------------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
2.75%, 7/7/08 1                                       72,400,000       72,366,817
------------------------------------------------------------------------------------
HSBC USA, Inc.,
2.67%, 8/25/08                                        50,000,000       49,796,042
------------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
2.868%, 7/21/08 2,3                                  125,000,000      125,005,326
------------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.,
2.58%, 7/31/08                                        47,000,000       46,898,950
------------------------------------------------------------------------------------
Swedbank Mortgage
AB, 2.80%, 8/1/08                                     55,500,000       55,366,183
------------------------------------------------------------------------------------
U.S. Bank NA:
2.65%, 8/25/08                                       200,000,000      200,000,000
2.70%, 9/8/08                                        150,000,000      150,000,000
                                                                   -----------------
Total Direct Bank Obligations
(Cost $1,314,418,472)                                               1,314,418,472

------------------------------------------------------------------------------------
SHORT-TERM NOTES--49.1%
------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--16.3%
Amsterdam Funding Corp.,
2.95%, 7/7/08 1                                       66,960,000       66,927,078
------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.05%,
7/24/08                                              200,000,000      199,610,278
------------------------------------------------------------------------------------
FCAR Owner Trust II, 3.01%,
7/23/08                                                3,300,000        3,293,930
------------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.60%, 8/25/08 1                                      37,800,000       37,649,850
2.95%, 7/24/08 1                                      24,500,000       24,453,824

                        CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                               AMOUNT             VALUE
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
GOVCO, Inc.:
2.85%, 7/1/08 1                        $   25,210,000    $   25,210,000
2.86%, 7/21/08 1                            1,000,000           998,411
--------------------------------------------------------------------------
Legacy Capital LLC:
2.95%, 8/21/08                             87,500,000        87,134,323
3%, 7/25/08                               107,000,000       106,786,000
3.05%, 7/1/08                              36,000,000        36,000,000
3.05%, 8/25/08                             25,000,000        24,883,507
--------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.85%, 8/19/08 1                           75,000,000        74,709,063
2.95%, 7/1/08 1                            30,000,000        30,000,000
3.20%, 7/25/08 1                          148,000,000       147,684,267
--------------------------------------------------------------------------
Victory Receivables
Corp., 3%, 7/17/08 1                       20,773,000        20,745,303
                                                         -----------------
                                                            886,085,834

--------------------------------------------------------------------------
CAPITAL MARKETS--9.8%
Banc of America
Securities LLC,
2.65%, 7/1/08 3                           180,000,000       180,000,000
--------------------------------------------------------------------------
BNP Paribas Finance, Inc.,
2.665%, 8/12/08                           180,000,000       179,440,350
--------------------------------------------------------------------------
Citigroup Funding, Inc., 2.685%,
8/13/08 3                                 175,000,000       175,000,000
                                                         -----------------
                                                            534,440,350

--------------------------------------------------------------------------
COMMERCIAL FINANCE--1.3%
Caterpillar Financial Services Corp.,
Series F, 2.758%,
11/26/08 3                                 70,000,000        70,000,000
--------------------------------------------------------------------------
CONSUMER FINANCE--2.9%
American Express
Credit Corp., 2.68%,
7/9/08                                    160,000,000       159,904,711
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
General Electric
Capital Services,
3.20%, 7/21/08                            102,000,000       101,818,665
--------------------------------------------------------------------------

                                            PRINCIPAL
                                               AMOUNT             VALUE
--------------------------------------------------------------------------
INSURANCE--2.2%
Jackson National
Life Global Funding,
Series 2004-6,
2.561%, 7/15/08 3,4                    $   50,000,000    $   50,000,000
--------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
2.571%, 9/12/08 2,3                        69,400,000        69,400,000
                                                         -----------------
                                                            119,400,000

--------------------------------------------------------------------------
LEASING & FACTORING--8.9%
American Honda
Finance Corp.:
2.784%, 8/6/08 2,3                         52,500,000        52,500,000
2.795%, 11/20/08 2,3                      162,000,000       162,000,000
2.796%, 12/10/08 2,3                      143,500,000       143,500,000
--------------------------------------------------------------------------
Toyota Motor Credit Corp.,
2.746%, 9/15/08 3                         125,000,000       125,000,000
                                                         -----------------
                                                            483,000,000

--------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.8%
LINKS Finance LLC:
2.656%, 8/15/08 3,4                        70,000,000        69,997,468
2.764%, 8/6/08 3,4                        175,000,000       174,996,644
--------------------------------------------------------------------------
Parkland (USA) LLC:
2.689%, 7/16/08 3,4                        20,000,000        19,999,923
2.798%, 7/21/08 3,4                        50,000,000        49,999,740
                                                         -----------------
                                                            314,993,775
                                                         -----------------
Total Short-Term Notes
(Cost $2,669,643,335)                                     2,669,643,335

--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--4.1%
--------------------------------------------------------------------------

Federal Home Loan
Bank, 2.50%, 8/6/08
(Cost $221,449,230)                       222,000,000       221,449,230
--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,432,511,037)                            99.9%    5,432,511,037
--------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                0.1         5,398,762
                                       -----------------------------------
NET ASSETS                                      100.0%   $5,437,909,799
                                       ===================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

                        CENTENNIAL MONEY MARKET TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT
BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE
TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $500,744,613, or 9.21% of the
Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $552,405,326 or 10.16% of the Trust's net assets as of June 30, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of June 30,
2008 was $364,993,775, which represents 6.71% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------

Investments, at value (cost $5,432,511,037)--see accompanying statement of investments             $5,432,511,037
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      238,225
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               15,559,741
Shares of beneficial interest sold                                                                        672,245
Other                                                                                                     748,517
                                                                                                   -----------------
Total assets                                                                                        5,449,729,765

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Transfer and shareholder servicing agent fees                                                           8,767,328
Dividends                                                                                               2,081,234
Distribution and service plan fees                                                                        457,755
Shareholder communications                                                                                165,852
Shares of beneficial interest redeemed                                                                    106,823
Trustees' compensation                                                                                     75,693
Other                                                                                                     165,281
                                                                                                   -----------------
Total liabilities                                                                                      11,819,966

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $5,437,909,799
                                                                                                   =================

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------

Paid-in capital                                                                                    $5,437,831,565
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               78,234
                                                                                                   -----------------
NET ASSETS--applicable to 5,438,291,536 shares of beneficial interest outstanding                  $5,437,909,799
                                                                                                   =================

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                           $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Interest                                                                   $ 926,889,223

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                               68,404,114
-------------------------------------------------------------------------------------------
Service plan fees                                                             41,010,793
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                 32,005,246
-------------------------------------------------------------------------------------------
Shareholder communications                                                       701,425
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                      116,499
-------------------------------------------------------------------------------------------
Trustees' compensation                                                           105,199
-------------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-------------------------------------------------------------------------------------------
Other                                                                          1,930,411
                                                                           ----------------
Total expenses                                                               144,275,187
Less reduction to custodian expenses                                              (3,097)
                                                                           ----------------
Net expenses                                                                 144,272,090

-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                        782,617,133
-------------------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                                                  94,929
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 782,712,062
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                       2008                2007
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------

Net investment income                                         $    782,617,133    $  1,131,126,624
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                94,929              (2,115)
                                                              --------------------------------------
Net increase in net assets resulting from operations               782,712,062       1,131,124,509

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------

Dividends from net investment income                              (782,617,133)     (1,131,126,624)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain                                   (14,582)            (75,891)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from
beneficial interest transactions                               (16,247,383,928)       (738,730,924)

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------

Total decrease                                                 (16,247,303,581)       (738,808,930)
----------------------------------------------------------------------------------------------------
Beginning of period                                             21,685,213,380      22,424,022,310
                                                              --------------------------------------
End of period                                                 $  5,437,909,799    $ 21,685,213,380
                                                              ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                   2008             2007             2006             2005             2004
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .04 1            .05 1            .04 1            .02 1            .01
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.04)            (.05)            (.04)            (.02)            (.01)
Distributions from net realized gain                    -- 2             -- 2             --               --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.04)            (.05)            (.04)            (.02)            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        3.79%            4.80%            3.70%            1.59%            0.61%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)           $  5,438         $ 21,685         $ 22,424         $ 20,307         $ 21,191
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $ 20,415         $ 24,003         $ 21,527         $ 20,966         $ 22,509
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.83%            4.71%            3.62%            1.57%            0.61%
Total expenses                                        0.71%            0.66%            0.67%            0.68%            0.67%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 0.71%            0.66%            0.67%            0.68%            0.51%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the "Trust") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a
subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading.
Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the
Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.
Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

        UNDISTRIBUTED NET         UNDISTRIBUTED      ACCUMULATED LOSS
        INVESTMENT INCOME       LONG-TERM GAINS      CARRYFORWARD 1,2
        -------------------------------------------------------------
        $2,263,589                         $129                   $--

1. During the fiscal year ended June 30, 2008, the Trust utilized $2,115 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                         CENTENNIAL MONEY MARKET TRUST

      Accordingly, the following amounts have been reclassified for June 30,
2008. Net assets of the Trust were unaffected by the reclassifications.

The tax character of distributions paid during the years ended June 30, 2008 and
June 30, 2007 was as follows:

                                              YEAR ENDED       YEAR ENDED
                                           JUNE 30, 2008    JUNE 30, 2007
           --------------------------------------------------------------
           Distributions paid from:
           Ordinary income                 $782,631,715    $1,131,202,515

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the
Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of
Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

                         CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JUNE 30, 2008               YEAR ENDED JUNE 30, 2007
                                    SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Sold                        53,292,947,992    $ 53,292,947,992     68,755,016,472    $ 68,755,016,472
Dividends and/or
distributions reinvested       197,940,894         197,940,894        303,071,432         303,071,432
Redeemed                   (69,738,272,814)    (69,738,272,814)   (69,796,818,828)    (69,796,818,828)
                           ----------------------------------------------------------------------------
Net decrease               (16,247,383,928)   $(16,247,383,928)      (738,730,924)   $   (738,730,924)
                           ============================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the
Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                FEE SCHEDULE
                -----------------------------
                Up to $250 million      0.500%
                Next $250 million       0.475
                Next $250 million       0.450
                Next $250 million       0.425
                Next $250 million       0.400
                Next $250 million       0.375
                Next $500 million       0.350
                Over $2 billion         0.325

                         CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee.
For the year ended June 30, 2008, the Trust paid $25,637,766 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a
portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The
Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of June 30,
2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                        CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE
INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENT

As of June 30, 2008, A.G. Edwards, a division of Wachovia Securities, LLC, a broker-dealer, held approximately 99.60% of the issued and outstanding shares of the Trust on that date, for the benefit of its clients' accounts. A.G. Edwards has informed the Manager that on August 15, 2008, it intends to redeem shares of the Trust, representing approximately two-thirds of the issued and outstanding shares of the Trust.

                         CENTENNIAL MONEY MARKET TRUST

                   Appendix A

    Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings  descriptions  are based on information  supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.
("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes which have demand features may also be designated as "VMIG." These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

     The following  ratings by Standard and Poor's for commercial paper (defined by Standard  and Poor's as debt having an original  maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited
("DBRS")
-----------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the  Trust  with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa:  Judged to be of high  quality  by all  standards.  Together  with the "Aaa"
group,  they  comprise what are generally  known as high-grade  bonds.  They are rated  lower than the best bonds  because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make the long-term risk appear somewhat larger than that of "Aaa" securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA:  Bonds  rated  "AAA" have the highest  rating  assigned  by Standard  &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+."

-----------------------------------------
Centennial Money Market Trust
-----------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9130

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent  Registered Public Accounting

Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel

Bell, Boyd, Lloyd LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois  60602-4207

PX0150.001.1008

     (1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
     "Independent  Trustees"  in this  SAI  refers  to those  Trustees  who are not
     "interested  persons"  of the Trust and who do not have any direct or indirect financial  interest in the  operation of the plan or any  agreement  under the plan.

                     CENTENNIAL MONEY MARKET TRUST

                               FORM N-1A

                                 PART C

                           OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)  Restated  Declaration  of  Trust  dated  February  26,  1986:
Previously  filed  with  Registrant's  Post-Effective  Amendment  No. 14
(10/28/88),  and refiled with Registrant's  Post-Effective Amendment No.
21 (10/28/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to  Restated  Declaration  of Trust dated May 15,
1999:  Previously filed with Registrant's  Post-Effective  Amendment No.
28 (8/27/99), and incorporated herein by reference.

      (iii) Amendment  to the  Declaration  of Trust  dated  February 9,
2001:  Previously filed with Registrant's  Post Effective  Amendment No.
33 (10/25/01), and incorporated herein by reference.

(iv)  Amendment No. 3 to the Restated  Declaration of Trust dated August
27, 2002:  Previously filed with Registrant's  Post Effective  Amendment
No. 34 (10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as  amended  and  restated  through  October  24,  2000:
Previously  filed with  Registrant's  Post  Effective  Amendment  No. 33
(10/25/01), and incorporated herein by reference.

(c)   (i)   Specimen   Share   Certificate:    Previously   filed   with
Registrant's   Post   Effective   Amendment  No.  33   (10/25/01),   and
incorporated herein by reference.

(d)   Amended and Restated  Investment Advisory Agreement dated November
11, 2003:  Previously filed with Registrant's  Post Effective  Amendment
No. 37 (8/27/04), and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement  Centennial Asset Management
Corporation  dated October 13, 1992:  Previously filed with Registrant's
Post Effective  Amendment No. 20 (10/29/93),  and incorporated herein by reference.

      (ii)   Sub-Distributor's   Agreement   between   Centennial  Asset
Management Corporation and OppenheimerFunds  Distributor, Inc. dated May
28,  1993:  Previously  filed  with  Post-Effective   Amendment  No.  20
(10/29/93), and incorporated herein by reference.

      (iii) Form of Dealer  Agreement  of  Centennial  Asset  Management
Corporation:  Previously filed with  Post-Effective  Amendment No. 23 of
Centennial   Government  Trust  (Reg.  No.  2-75912),   (11/1/94),   and
incorporated herein by reference.

(f)   Oppenheimer  Funds  Compensation  Deferral Plan, As Amended and Restated
Effective  January  1,  2008:   Previously  filed  with   Post-Effective
Amendment  No.  18  to  the   Registration   Statement  of   Oppenheimer
International   Bond  Fund  (Reg.   No.   33-58383),   (12/20/07),   and
incorporated herein by reference.

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003, as amended July 26, 2007:  Previously  filed with Post Effective  Amendment
No. 1 to the  Registration  Statement of Oppenheimer  Rochester  Arizona
Municipal Fund (Reg. No. 333-132778),  07/26/07, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated
May 31, 2001, as amended July 15, 2003: Previously filed with
Pre-effective Amendment No. 1 to the Registration Statement of
Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014)
(8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel   dated   September  22,  1981:
Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  3
(9/29/81),  refiled with  Registrant's  Post-Effective  Amendment No. 21
(10/28/94),  pursuant  to Item 102 of  Regulation  S-T and  incorporated herein by reference.

(j)   Independent  Registered Public  Accounting  Firm's Consent:  Filed
herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Service  Plan and  Agreement  between  Registrant  and  Centennial
Asset  Management  Corporation  under Rule 12b-1 dated  August 24, 1993:
Previously  filed with  Registrant's  Post-Effective  Amendment  No. 20,
(10/29/93), and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/20/08: Previously filed with Post-Effective Amendment No. 6 to the Registration Statement of Oppenheimer International Value Fund
(Reg. No. 333-105970), 08/26/08, and incorporated herein by reference.

(o)   Powers of Attorney dated August 20, 2008for all
Trustees/Directors and Officers: Previously filed with the Initial
Registration Statement of Oppenheimer Master Event-Linked Bond Fund,
LLC (File. No. 811-22207), 5/21/08, and incorporated herein by reference.

      (ii) Power of Attorney for Richard F. Grabish dated December 13,
2004: Previously filed with Post-Effective Amendment No. 20, to the
Registration Statement of Centennial California Tax Exempt Trust, (Reg.
No. 33-30471) 08/15/05, and is incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds
dated August 30, 2007, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg.
333-146105), 9/14/07, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections During the Past Two
                                                    Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbuhl,              Vice  President  of   OppenheimerFunds,   Inc.  and
Treasurer                    OppenheimerFunds   Distributor,   Inc.;   Assistant
                             Treasurer of Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                 Senior Vice  President of  OppenheimerFunds,  Inc.,
Vice President               Shareholder    Financial    Services,    Inc.   and
                             Shareholders  Services,  Inc.;  Vice  President  of
                             OppenheimerFunds  Distributor, Inc. and OFI Private
                             Investments Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,            Vice    President   and   Associate    Counsel   of
Assistant Secretary          OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,           Vice  President and Secretary of  OppenheimerFunds,
Secretary                    Inc.    Secretary   (since   December   2001)   of:
                             OppenheimerFunds  Distributor,   Inc.,  HarbourView
                             Asset  Management  Corporation  (since  June 2003),
                             Oppenheimer    Real   Asset    Management,    Inc.,
                             Shareholder Financial Services,  Inc.,  Shareholder
                             Services,   Inc.,  Trinity  Investment   Management
                             Corporation (since January 2005),  OppenheimerFunds
                             Legacy  Program,   OFI  Private   Investments  Inc.
                             (since  June  2003)  and  OFI  Institutional  Asset
                             Management,   Inc.  (since  June  2003).  Assistant
                             Secretary  of OFI  Trust  Company  (since  December
                             2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,              Senior Vice  President of  OppenheimerFunds,  Inc.,
Vice President               Shareholder    Financial    Services,    Inc.   and
                             Shareholder  Services,   Inc.;  Vice  President  of
                             OppenheimerFunds      Distributor,     Inc.     and
                             OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Feinberg,             Assistant  Treasurer  of  Oppenheimer   Acquisition
Assistant Treasurer          Corp.,  OppenheimerFunds,  Inc.,  OFI Trust Company
                             and OFI Institutional  Asset Management;  Treasurer
                             of OFI Private Investments,  Shareholder  Financial
                             Services   ,  Inc.   Shareholder   Services,   Inc,
                             Oppenheimer    Real    Asset    Management,    Inc.
                             HarbourView    Asset    Management    Company   and
                             OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,            Vice   President   and   Assistant   Secretary   of
Assistant Secretary          OppenheimerFunds  Distributor, Inc. and Shareholder
                             Services,  Inc.;  Vice  President,  Deputy  General
                             Counsel     and     Assistant      Secretary     of
                             OppenheimerFunds,   Inc.;  Assistant  Secretary  of
                             OppenheimerFunds  Legacy  Program  and  Shareholder
                             Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott,               President    &   Director    of    OppenheimerFunds
Executive Vice President     Distributor,  Inc.; Executive Vice President of OFI
& Director                   Private Investments Inc. and OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,             Senior   Vice    President   of    OppenheimerFunds
President & Director         Distributor, Inc. and OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyatt,             Vice President of OppenheimerFunds, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief Compliance  Officer
Vice President & Chief       of  OppenheimerFunds,   Inc.;  Vice  President  and
Compliance Officer           Chief   Compliance   Officer  of   OppenheimerFunds

                             Distributor,  Inc. and Shareholder Services,  Inc.;
                             Chief  Compliance   Officer  of  HarbourView  Asset
                             Management  Corporation,   Oppenheimer  Real  Asset
                             Management,  Inc.,  Shareholder Financial Services,
                             Inc.,  Trinity Investment  Management  Corporation,
                             OppenheimerFunds   Legacy   Program,   OFI  Private
                             Investments  Inc.  and OFI  Trust  Company  and OFI
                             Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,               Senior Vice  President  of  OppenheimerFunds,  Inc.
Vice President               and of HarbourView  Asset  Management  Corporation;
                             Vice   President   of   OFI   Institutional   Asset
                             Management,  Inc.;  serves  on  the  Board  of  the
                             Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack               Executive  Vice  President  and General  Counsel of
General Counsel,             OppenheimerFunds,   Inc.;   General   Counsel   and
                             Director  of  OppenheimerFunds  Distributor,  Inc.;
                             Senior  Vice  President  and  General   Counsel  of
                             HarbourView  Asset  Management  Corporation and OFI
                             Institutional  Asset Management,  Inc.; Senior Vice
                             President,   General   Counsel   and   Director  of
                             Shareholder Financial Services,  Inc.,  Shareholder
                             Services,   Inc.,  OFI  Private  Investments  Inc.;
                             Executive  Vice  President,   General  Counsel  and
                             Director  of  OFI  Trust   Company;   Director  and
                             Assistant     Secretary     of     OppenheimerFunds
                             International  Limited  and  OppenheimerFunds  plc;
                             Vice  President,  Secretary and General  Counsel of
                             Oppenheimer    Acquisition   Corp.;   Director   of
                             OppenheimerFunds      International     Distributor
                             Limited; Vice President of OppenheimerFunds  Legacy
                             Program.

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio
   Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer
   International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer
   Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street
   Funds, Inc.)

Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
   Moderate Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of
Oppenheimer Principal

      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of
Oppenheimer Principal
      Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of
Oppenheimer Principal
      Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
   Government Securities Portfolio
   Growth Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder
Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds
Services, Centennial Asset Management Corporation, and OppenheimerFunds
Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor,
Inc., HarbourView Asset Management Corporation, Oppenheimer Acquisition
Corp., OFI Private Investments Inc., OFI Institutional Asset
Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust
Company is Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John
Rogerson's Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is
Suite 1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27.  Principal Underwriter

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part
A and B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal
underwriter are:
---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbuhl(2)    Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan((2))     Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen(2)  Assistant Secretary                  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)     Executive Vice President & Director  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson(1)   President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(2)  Vice President and Chief Compliance  Vice President and
                     Officer                              Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf(2)     Vice President                       Vice President &
                                                          Portfolio Manager
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Secretary
---------------------------------------------------------------------------------

(1)225 Liberty Street-11th Floor, New York, NY 10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books and other  documents  required to be maintained by
Registrant  pursuant to Section 31(a) of the  Investment  Company Act of
1940  and  rules  promulgated   thereunder  are  in  the  possession  of
OppenheimerFunds,  Inc.  at  its  offices  at  6803  South  Tucson  Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                               SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for  effectiveness of this  Registration  Statement pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused  this  Registration  Statement  to be signed on its behalf by the undersigned,  thereunto duly  authorized,  in the County of Arapahoe and
State of Colorado on the 24th day of October, 2008.

                                           CENTENNIAL MONEY MARKET TRUST

                                                By:  /s/ John V. Murphy*
                           ---------------------------------------------
                                            John V. Murphy, President, &
                                             Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

William L. Armstrong *        Chairman of the
----------------------------------                          Board
Trustees                      October 24, 2008
William L. Armstrong

John V. Murphy*               President, Principal
----------------------------------                          Executive

Officer & Trustee             October 24, 2008
John V. Murphy

Brian W. Wixted*              Treasurer, Principal          October 24,
2008

----------------------------------                          Financial &
Brian W. Wixted               Accounting Officer

George Bowen*                 Trustee                       October 24,
2008

----------------------------------
George Bowen

Edward L. Cameron *           Trustee                       October 24,
2008

----------------------------------
Edward L. Cameron

Jon S. Fossel*                Trustee                       October 24,
2008

----------------------------------
Jon S. Fossel

Sam Freedman*                 Trustee                       October 24,
2008

----------------------------------
Sam Freedman

Richard F. Grabish*           Trustee                       October 24,
2008

----------------------------------
Richard F. Grabish

Beverly L. Hamilton*          Trustee                       October 24,
2008

----------------------------------
Beverly L. Hamilton

Robert J. Malone*             Trustee                       October 24,
2008

----------------------------------
Robert J. Malone

F. William Marshall, Jr.      Trustee                       October 24,
2008

----------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives
-----------------------------------------
Kathleen T. Ives, Attorney-in-Fact

                     CENTENNIAL MONEY MARKET TRUST

                    Post-Effective Amendment No. 42

                   Registration Statement No. 2-65245

                             EXHIBIT INDEX

Exhibit No.                   Description

23(j)                         Independent Registered Public Accounting
Firm's consent